Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The Corporation entered into the following transactions with related parties:

(in millions of Canadian dollars)	JOINT VENTURES	ASSOCIATES
2018
Sales to related parties	245	77
Purchases from related parties	32	50
2017
Sales to related parties	210	85
Purchases from related parties	27	90
he following balances were outstanding at the end of the reporting period:

(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Receivables from related parties
Joint ventures	12	13
Associates	22	22
Payables to related parties
Joint ventures	2	3
Associates	2	4